SCHEDULE OF KEY MANAGEMENT TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	$ 2,743,920	$ 2,271,798
CEO and Director [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	629,526	487,688
CEO [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	411,714	273,475
Salary and commission [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	294,321	184,964
Contractor fees [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	44,327
Directors [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	123,378	116,266
Other related parties [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	$ 1,503,266	$ 1,062,393